INVESTMENTS - Basis of consolidation (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Terra Networks
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	[1]	100.00%	100.00%
Telefnica Transportes e Logstica Ltda ("TGLog")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%	100.00%
POP Internet Ltda ("POP")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	[2]	100.00%	100.00%
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%	100.00%
Vivo Money Fundo de Investimento em Direitos Creditórios II ("Vivo Money II")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
Garliava RJ Infraestrutura e Redes de Telecomunicaes S.A.[Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	[3]		100.00%
Vivo Ventures ("VV")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		98.00%	98.00%
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.01%	50.01%
Telefnica IoT, , Big Data e Tecnologia do Brasil S.A. . ("IoTCo Brasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.01%	50.01%
Aliana Atlntica Holding B.V. . ("Aliana")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.00%	50.00%
Companhia AIX de Participaes ("AIX")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.00%	50.00%
Companhia ACT de Participaes ("ACT")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.00%	50.00%
VivaE Educao Digital S.A. ("VIVAE")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.00%	50.00%
FiBrasil Infraestrutura e Fibra tica S.A. . ("FiBrasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		25.01%	25.01%

[1]	Terra Networks is the full and direct controller of TIS, a company based in Brazil, whose main activities are the exploration and provision of services and security activities, among others. On October 3, 2022, TIS acquired all of the shares representing the share capital of Vita IT. On November 30, 2023, TIS incorporated Vita IT (note 1.c.4.).
[2]	POP is the full and direct controller of Recicla V Comércio e Reciclagem de Sucatas e Metais Ltda. (“Recicla V”), headquartered in Brazil, whose main activities are the purchase and sale of scrap copper, aluminum, lead, iron and other materials, among others. POP is also the controller of Vale Saúde Semper, acquired on March 3, 2023, headquartered in Brazil, with its main activities being accreditation, capture, transmission, processing and financial settlement with prepaid debit cards in the healthcare segment (note 1.c.5).
[3]	Garliava was acquired by the Company on April 20, 2022 and incorporated on February 28, 2023 (note 1.c.3).